Condensed Consolidated Statements of Operations Nine Months (unaudited) (Parenthetical) - Cardio Diagnostics Member During Reverse Merger [Member] - $ / shares	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Earnings Per Share, Basic	$ (0.60)	$ (0.17)	$ (1.45)	$ (0.39)
Earnings Per Share, Diluted	$ (0.60)	$ (0.17)	$ (1.45)	$ (0.39)
Weighted Average Number of Shares Outstanding, Basic	1,929,830	1,159,513	1,574,724	1,111,120
Weighted Average Number of Shares Outstanding, Diluted	1,929,830	1,159,513	1,574,724	1,111,120